Debt	12 Months Ended
Dec. 31, 2010
Debt
Debt

NOTE 4—Debt

Debt consisted of the following balances (in thousands):

	December 31,
	2010	2009
Senior Credit Facility	$—	$—
3.25% Convertible Senior Notes due 2026	175,000	175,000
Debt discount on 3.25% convertible senior notes	(7,914)	(15,915)
5.0% Convertible Senior Notes due 2029	218,500	218,500
Debt discount of 5.0% Convertible Senior Notes	(39,329)	(47,438)

Total debt	$346,257	$330,147

Current portion of debt	$167,086	$—
Long term debt	$179,171	$330,147

Senior Credit Facility

On May 5, 2009, we entered into a Second Amended and Restated Credit Agreement ("Senior Credit Facility") that replaced our previous facility. Total lender commitments under the Senior Credit Facility are $350 million subject to a borrowing base calculation. The Senior Credit Facility matures on August 31, 2011. The Senior Credit Facility can be further extended to July 1, 2012 upon receipt of proceeds from a refinancing sufficient to prepay the 3.25% convertible senior notes due 2026. Revolving borrowings under the Senior Credit Facility are limited to, and subject to periodic redeterminations of, the borrowing base. The borrowing base interest on revolving borrowings under the Senior Credit Facility accrues at a rate calculated, at our option, at the bank base rate plus 0.75% to 1.50%, or LIBOR plus 2.25% to 3.00%, depending on borrowing base utilization. Pursuant to the terms of the Senior Credit Facility, borrowing base redeterminations will be on a semi-annual basis on April 1 and October 1 beginning on October 1, 2009. In connection with the offering of the $218.5 million 5% convertible senior notes due 2029, we entered into an amendment of our Senior Credit Facility to permit the issuance of the notes and required payments made on the notes thereafter and to exclude up to $175 million of our 3.25% convertible senior notes due 2026 or our 5% convertible senior notes due 2029 from the definition of Total Debt used in our financial covenants under the Senior Credit Facility. We currently have no outstanding debt under the credit facility with a borrowing base of $225 million. Since the 3.25% convertible notes due 2026 are outstanding any borrowings under the Senior Credit Facility will be classified as a current liability.

Substantially all our assets are pledged as collateral to secure the Senior Credit Facility.

The terms of the Senior Credit Facility require us to maintain certain covenants. Capitalized terms used, but not defined here, have the meanings assigned to them in the Senior Credit Facility. The primary financial covenants include:

•	Current Ratio of 1.0/1.0;

•	Interest Coverage Ratio of not less than 2.5/1.0 for the trailing four quarters; and

•

Total Debt no greater than 3.0 times EBITDAX for the trailing four quarters (EBITDAX is earnings before interest expense, income tax, DD&A, exploration expense and impairment of oil and gas properties. In calculating EBITDAX for this purpose, earnings include realized gains (losses) from derivatives but exclude unrealized gains (losses) from derivatives. Up to $175.0 million of our convertible senior notes are excluded from the calculation of Total Debt for the purpose of computing this ratio).

On February 4, 2011, we entered into a third amendment to our senior credit facility revising our interest coverage ratio from 3.0x to 2.5x to take into consideration additional non-cash interest recorded due to the adoption on January 1, 2009, of a new accounting standard related to our convertible notes.

We were in compliance with all the financial covenants as amended of the Senior Credit Facility as of December 31, 2010.

3.25% Convertible Senior Notes Due 2026

In December 2006, we sold $175.0 million of 3.25% convertible senior notes (the "2026 Notes") due in December 2026. The 2026 Notes mature on December 1, 2026, unless earlier converted, redeemed or repurchased. The 2026 Notes are our senior unsecured obligations and rank equally in right of payment to all of our other existing and future indebtedness. The 2026 Notes accrue interest at a rate of 3.25% annually, and interest is paid semi-annually on June 1 and December 1. Interest payments on the notes began on June 1, 2007.

Before December 1, 2011, we may not redeem the notes. On or after December 1, 2011, we may redeem all or a portion of the notes for cash, and the investors may require us to repurchase the notes on each of December 1, 2011, 2016 and 2021. Upon conversion, we have the option to deliver shares at the applicable conversion rate, redeem in cash or in certain circumstances redeem in a combination of cash and shares.

Investors may convert their notes at their option at any time prior to the close of business on the second business day immediately preceding the maturity date under the following circumstances: (1) during any fiscal quarter (and only during such fiscal quarter) commencing after March 31, 2007, if the last reported sale price of our common stock is greater than or equal to 135% of the base conversion price of the notes (as defined in this offering memorandum) for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter; (2) prior to December 2, 2011, during the five business-day period after any 10 consecutive trading-day period (the "measurement period") in which the trading price of $1,000 principal amount of notes for each trading day in the measurement period was less than 95% of the product of the last reported sale price of our common stock and the applicable conversion rate on such trading day; (3) if the notes have been called for redemption; or (4) upon the occurrence of specified corporate transactions described in this offering memorandum. Investors may also convert their notes at their option at any time beginning on November 1, 2026, and ending at the close of business on the second business day immediately preceding the maturity date.

The notes are convertible into shares of our common stock at a rate equal to the sum of:

a)	15.1653 shares per $1,000 principal amount of notes (equal to a "base conversion price" of approximately $65.94 per share) plus

b)	an additional amount of shares per $1,000 of principal amount of notes equal to the incremental share factor (2.6762), multiplied by a fraction, the numerator of which is the applicable stock price less the "base conversion price" and the denominator of which is the applicable stock price.

We separately account for the liability and equity components of the 2026 Notes in a manner that reflects our nonconvertible debt borrowing rate when interest is recognized in subsequent periods. On January 1, 2009, according to accounting standards related to accounting for debt instruments that may be settled in cash upon conversion, we recorded a beginning of period debt discount balance of $23.3 million which represents the unamortized debt discount of the original retrospective debt discount of approximately $37.0 million and an equity component net of tax of $23.9 million. As of December 31, 2010, the $175.0 million 2026 Notes were carried on the balance sheet at $167 million with a debt discount balance of $7.9 million. As of December 31, 2009, the $175.0 million of 2026 Notes were carried on the balance sheet at $159.1 million with a debt discount balance of $15.9 million. The remaining amount of debt discount as of December 31, 2010 will be amortized using the effective interest rate method based upon an original five year term through December 1, 2011.

Interest expense relating to the contractual interest rate and amortization of both financing cost and debt discount relating to the 2026 Notes for the years ended December 31, 2010, 2009 and 2008 was $14.5 million, $13.9 million and $13.3 million, respectively. The effective interest rate on the liability component of the 2026 Notes was 9% for each of the years 2010, 2009 and 2008.

The investors may require us to repurchase the 2026 Notes on December 1, 2011. Consequently as of December 1, 2010 the 2026 notes are classified as a current liability.

5% Convertible Senior Notes due 2029

In September 2009, we sold $218.5 million of 5% convertible senior notes due in October 2029 (the "2029 Notes"). The notes mature on October 1, 2029, unless earlier converted, redeemed or repurchased. The notes are our senior unsecured obligations and rank equally in right of payment to all of our other existing and future indebtedness. The notes accrue interest at a rate of 5% annually, and interest is paid semi-annually in arrears on April 1 and October 1 of each year, beginning in 2010. Interest began accruing on the notes on September 28, 2009.

Before October 1, 2014, we may not redeem the notes. On or after October 1, 2014, we may redeem all or a portion of the notes for cash, and the investors may require us to repurchase the notes on each of October 1, 2014, 2019 and 2024. Upon conversion, we have the option to deliver shares at the applicable conversion rate, redeem in cash or in certain circumstances redeem in a combination of cash and shares.

Investors may convert their notes at their option at any time prior to the close of business on the second business day immediately preceding the maturity date under the following circumstances: (1) during any fiscal quarter (and only during such fiscal quarter) commencing after December 31, 2009, if the last reported sale price of our common stock is greater than or equal to 135% of the conversion price of the notes (as defined in this prospectus supplement) for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter; (2) prior to October 1, 2014, during the five business-day period after any ten consecutive trading-day period (the "measurement period") in which the trading price of $1,000 principal amount of notes for each trading day in the measurement period was less than 97% of the product of the last reported sale price of our common stock and the conversion rate on such trading day; (3) if the notes have been called for redemption; or (4) upon the occurrence of one of the specified corporate transactions described in this prospectus supplement. Investors may also convert their notes at their option at any time beginning on September 1, 2029, and ending at the close of business on the second business day immediately preceding the maturity date.

The notes are convertible into shares of our common stock at a rate equal to 28.8534 shares per $1,000 principal amount of notes (equal to an "initial conversion price" of approximately $34.66 per share of common stock per share).

We fully paid off the second lien term loan of $75 million with proceeds received from our issuance of the 2029 Notes.

We separately account for the liability and equity components of our 5% convertible senior notes due 2029 in a manner that reflects our nonconvertible debt borrowing rate when interest is recognized in subsequent periods. Upon issuance of the notes in September 2009, according to accounting standards related to accounting for convertible debt instruments that may be settled in cash upon conversion, we recorded a debt discount of $49.4 million, thereby reducing the carrying the value of $218.5 million notes on the December 31, 2009 balance sheet to $171.1 million and recorded an equity component net of tax of $32.1 million. The debt discount will be amortized using the effective interest rate method based upon an original five year term through October 1, 2014. Interest expense recognized relating to the contractual interest rate and amortization of both financing cost and debt discount for the year ended December 31, 2010 was $20.0 million. The effective rate on the liability component of the notes was 11.2% for the years 2010 and 2009.